SHARE-BASED COMPENSATION (Details 3) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Options outstanding
Number of options outstanding (in shares)	29,920,388
Weighted-Average Remaining Contractual life	4 years 7 months 24 days
Weighted-average exercise price (in dollars per share)	$ 0.40
Intrinsic value at the end of the period (in dollars)	$ 8,136
Options exercisable
Number of options exercisable (in shares)	21,926,828
Weighted-average remaining contractual life	3 years 3 months 25 days
Weighted-average exercise price (in dollars per share)	$ 0.48
Intrinsic value at the end of the period (in dollars)	5,436
0.00-0.38
Information with respect to options outstanding
Exercise prices, low end of range (in dollars per share)	$ 0.0001
Exercise prices, high end of range (in dollars per share)	$ 0.38
Options outstanding
Number of options outstanding (in shares)	25,219,988
Weighted-Average Remaining Contractual life	4 years 11 months 23 days
Weighted-average exercise price (in dollars per share)	$ 0.16
Intrinsic value at the end of the period (in dollars)	8,135
Options exercisable
Number of options exercisable (in shares)	17,430,828
Weighted-average remaining contractual life	3 years 5 months 23 days
Weighted-average exercise price (in dollars per share)	$ 0.17
Intrinsic value at the end of the period (in dollars)	5,435
0.40-0.63
Information with respect to options outstanding
Exercise prices, low end of range (in dollars per share)	$ 0.40
Exercise prices, high end of range (in dollars per share)	$ 0.63
Options outstanding
Number of options outstanding (in shares)	143,700
Weighted-Average Remaining Contractual life	3 years 1 month 20 days
Weighted-average exercise price (in dollars per share)	$ 0.52
Intrinsic value at the end of the period (in dollars)	1
Options exercisable
Number of options exercisable (in shares)	140,100
Weighted-average remaining contractual life	3 years 7 days
Weighted-average exercise price (in dollars per share)	$ 0.52
Intrinsic value at the end of the period (in dollars)	$ 1
0.68-0.97
Information with respect to options outstanding
Exercise prices, low end of range (in dollars per share)	$ 0.68
Exercise prices, high end of range (in dollars per share)	$ 0.97
Options outstanding
Number of options outstanding (in shares)	1,680,394
Weighted-Average Remaining Contractual life	3 years 9 months 18 days
Weighted-average exercise price (in dollars per share)	$ 0.77
Options exercisable
Number of options exercisable (in shares)	1,508,394
Weighted-average remaining contractual life	3 years 5 months 19 days
Weighted-average exercise price (in dollars per share)	$ 0.76
1.00-1.39
Information with respect to options outstanding
Exercise prices, low end of range (in dollars per share)	$ 1.00
Exercise prices, high end of range (in dollars per share)	$ 1.39
Options outstanding
Number of options outstanding (in shares)	515,970
Weighted-Average Remaining Contractual life	3 years 11 months 1 day
Weighted-average exercise price (in dollars per share)	$ 1.24
Options exercisable
Number of options exercisable (in shares)	487,170
Weighted-average remaining contractual life	3 years 9 months 14 days
Weighted-average exercise price (in dollars per share)	$ 1.25
1.47-1.60
Information with respect to options outstanding
Exercise prices, low end of range (in dollars per share)	$ 1.47
Exercise prices, high end of range (in dollars per share)	$ 1.60
Options outstanding
Number of options outstanding (in shares)	629,036
Weighted-Average Remaining Contractual life	1 year 1 month 2 days
Weighted-average exercise price (in dollars per share)	$ 1.60
Options exercisable
Number of options exercisable (in shares)	629,036
Weighted-average remaining contractual life	1 year 1 month 2 days
Weighted-average exercise price (in dollars per share)	$ 1.59
1.73-2.10
Information with respect to options outstanding
Exercise prices, low end of range (in dollars per share)	$ 1.73
Exercise prices, high end of range (in dollars per share)	$ 2.10
Options outstanding
Number of options outstanding (in shares)	257,800
Weighted-Average Remaining Contractual life	1 year 8 months 5 days
Weighted-average exercise price (in dollars per share)	$ 1.93
Options exercisable
Number of options exercisable (in shares)	257,800
Weighted-average remaining contractual life	1 year 8 months 5 days
Weighted-average exercise price (in dollars per share)	$ 1.93
2.27-2.59
Information with respect to options outstanding
Exercise prices, low end of range (in dollars per share)	$ 2.27
Exercise prices, high end of range (in dollars per share)	$ 2.59
Options outstanding
Number of options outstanding (in shares)	624,000
Weighted-Average Remaining Contractual life	2 years 5 months 19 days
Weighted-average exercise price (in dollars per share)	$ 2.50
Options exercisable
Number of options exercisable (in shares)	624,000
Weighted-average remaining contractual life	2 years 5 months 19 days
Weighted-average exercise price (in dollars per share)	$ 2.50
2.75-2.82
Information with respect to options outstanding
Exercise prices, low end of range (in dollars per share)	$ 2.75
Exercise prices, high end of range (in dollars per share)	$ 2.82
Options outstanding
Number of options outstanding (in shares)	512,500
Weighted-Average Remaining Contractual life	2 years 2 months 16 days
Weighted-average exercise price (in dollars per share)	$ 2.81
Options exercisable
Number of options exercisable (in shares)	512,500
Weighted-average remaining contractual life	2 years 2 months 16 days
Weighted-average exercise price (in dollars per share)	$ 2.81
3.00-3.37
Information with respect to options outstanding
Exercise prices, low end of range (in dollars per share)	$ 3.00
Exercise prices, high end of range (in dollars per share)	$ 3.37
Options outstanding
Number of options outstanding (in shares)	197,000
Weighted-Average Remaining Contractual life	2 years 3 months 29 days
Weighted-average exercise price (in dollars per share)	$ 3.14
Options exercisable
Number of options exercisable (in shares)	197,000
Weighted-average remaining contractual life	2 years 3 months 29 days
Weighted-average exercise price (in dollars per share)	$ 3.13
4.22-4.55
Information with respect to options outstanding
Exercise prices, low end of range (in dollars per share)	$ 4.22
Exercise prices, high end of range (in dollars per share)	$ 4.55
Options outstanding
Number of options outstanding (in shares)	140,000
Weighted-Average Remaining Contractual life	2 years 3 months 14 days
Weighted-average exercise price (in dollars per share)	$ 4.46
Options exercisable
Number of options exercisable (in shares)	140,000
Weighted-average remaining contractual life	2 years 3 months 14 days
Weighted-average exercise price (in dollars per share)	$ 4.46